Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000219699
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware 30/70 Conservative Allocation ETF
Trading Symbol	EAOK
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Aware 30/70 Conservative Allocation ETF (the “Fund”) (Formerly known as iShares ESG Aware Conservative Allocation ETF) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware 30/70 Conservative Allocation ETF	$6Footnote Reference(a)	0.06%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 6	[1]
Expense Ratio, Percent	0.06%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 6.62%.

  For the same period, the Bloomberg U.S. Universal Index returned 4.00% and the MSCI All Country World Index (Net) returned 15.87%.

What contributed to performance?

U.S.  equities were the largest contributor to the Fund’s return during the reporting period. In particular, semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions. Additionally, systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. International developed stocks, particularly in Germany, gained amid optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense spending.

In the fixed-income segment, U.S.-denominated investment-grade bonds also provided a meaningful contribution, especially among financial issuers.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: June 12, 2020 through July 31, 2025

Initial Investment of $10,000

	Fund	Bloomberg U.S. Universal Index	MSCI All Country World Index (Net)	BlackRock ESG Aware Conservative Allocation Index	S&P Target Risk Conservative Index
Jun 20	$10,091	$10,039	$10,171	$10,092	$10,077
Jul 20	$10,350	$10,216	$10,708	$10,351	$10,336
Aug 20	$10,498	$10,157	$11,364	$10,500	$10,479
Sep 20	$10,374	$10,139	$10,998	$10,375	$10,376
Oct 20	$10,269	$10,102	$10,730	$10,269	$10,284
Nov 20	$10,717	$10,234	$12,053	$10,722	$10,720
Dec 20	$10,883	$10,269	$12,612	$10,889	$10,908
Jan 21	$10,835	$10,205	$12,555	$10,842	$10,854
Feb 21	$10,809	$10,073	$12,846	$10,816	$10,840
Mar 21	$10,853	$9,956	$13,189	$10,861	$10,896
Apr 21	$11,027	$10,040	$13,766	$11,033	$11,092
May 21	$11,094	$10,078	$13,980	$11,103	$11,165
Jun 21	$11,201	$10,151	$14,164	$11,212	$11,258
Jul 21	$11,306	$10,253	$14,262	$11,316	$11,368
Aug 21	$11,380	$10,247	$14,619	$11,390	$11,440
Sep 21	$11,153	$10,159	$14,015	$11,163	$11,219
Oct 21	$11,333	$10,151	$14,730	$11,347	$11,386
Nov 21	$11,262	$10,163	$14,375	$11,275	$11,325
Dec 21	$11,401	$10,156	$14,950	$11,414	$11,452
Jan 22	$11,026	$9,934	$14,216	$11,040	$11,138
Feb 22	$10,835	$9,798	$13,849	$10,849	$10,944
Mar 22	$10,684	$9,535	$14,149	$10,698	$10,812
Apr 22	$10,124	$9,180	$13,016	$10,136	$10,282
May 22	$10,192	$9,230	$13,032	$10,206	$10,337
Jun 22	$9,825	$9,046	$11,933	$9,837	$9,948
Jul 22	$10,215	$9,273	$12,766	$10,228	$10,337
Aug 22	$9,868	$9,032	$12,296	$9,881	$9,999
Sep 22	$9,301	$8,643	$11,119	$9,313	$9,447
Oct 22	$9,375	$8,548	$11,790	$9,388	$9,563
Nov 22	$9,869	$8,867	$12,705	$9,884	$10,080
Dec 22	$9,657	$8,837	$12,205	$9,671	$9,850
Jan 23	$10,109	$9,111	$13,080	$10,124	$10,293
Feb 23	$9,822	$8,887	$12,705	$9,836	$10,018
Mar 23	$10,092	$9,095	$13,097	$10,106	$10,284
Apr 23	$10,166	$9,151	$13,285	$10,180	$10,369
May 23	$10,053	$9,056	$13,143	$10,068	$10,259
Jun 23	$10,196	$9,042	$13,906	$10,211	$10,438
Jul 23	$10,309	$9,051	$14,415	$10,326	$10,550
Aug 23	$10,173	$8,996	$14,012	$10,189	$10,422
Sep 23	$9,850	$8,782	$13,432	$9,864	$10,123
Oct 23	$9,655	$8,650	$13,029	$9,670	$9,939
Nov 23	$10,222	$9,039	$14,231	$10,238	$10,501
Dec 23	$10,645	$9,382	$14,915	$10,663	$10,928
Jan 24	$10,626	$9,360	$15,002	$10,645	$10,957
Feb 24	$10,674	$9,247	$15,646	$10,692	$10,986
Mar 24	$10,844	$9,338	$16,137	$10,864	$11,172
Apr 24	$10,529	$9,120	$15,605	$10,548	$10,881
May 24	$10,799	$9,271	$16,238	$10,819	$11,154
Jun 24	$10,931	$9,356	$16,600	$10,952	$11,269
Jul 24	$11,180	$9,568	$16,868	$11,202	$11,515
Aug 24	$11,368	$9,709	$17,296	$11,391	$11,708
Sep 24	$11,555	$9,842	$17,698	$11,579	$11,893
Oct 24	$11,268	$9,619	$17,301	$11,292	$11,635
Nov 24	$11,502	$9,720	$17,948	$11,528	$11,861
Dec 24	$11,263	$9,573	$17,523	$11,288	$11,648
Jan 25	$11,417	$9,631	$18,111	$11,442	$11,800
Feb 25	$11,555	$9,830	$18,002	$11,582	$11,943
Mar 25	$11,423	$9,828	$17,291	$11,449	$11,809
Apr 25	$11,453	$9,863	$17,452	$11,480	$11,872
May 25	$11,606	$9,813	$18,455	$11,634	$12,048
Jun 25	$11,902	$9,966	$19,284	$11,931	$12,339
Jul 25	$11,920	$9,951	$19,545	$11,950	$12,366

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	6.62%	2.86%	3.48%
Bloomberg U.S. Universal Index...
	4.00	(0.52)	(0.10)
MSCI All Country World Index (Net)...
	15.87	12.79	13.95
BlackRock ESG Aware Conservative Allocation Index...
	6.68	2.91	3.53
S&P Target Risk Conservative Index...
	7.39	3.65	4.22

Performance Inception Date	Jun. 12, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 8,634,878
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 4,968
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$8,634,878
Number of Portfolio Holdings...
6
Net Investment Advisory Fees...
$4,968
Portfolio Turnover Rate...
3%

Holdings [Text Block]

Portfolio composition

All holdings

Asset Class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
67.2%
Domestic Equity...
22.7
International Equity...
10.1
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares ESG Aware U.S. Aggregate Bond ETF...
67.2%
iShares ESG Aware MSCI USA ETF...
20.8
iShares ESG Aware MSCI EAFE ETF...
6.8
iShares ESG Aware MSCI EM ETF...
3.3
iShares ESG Aware MSCI USA Small-Cap ETF...
1.9
Footnote	Description
Footnote(a)	Excludes money market funds.

C000219700
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware 40/60 Moderate Allocation ETF
Trading Symbol	EAOM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Aware 40/60 Moderate Allocation ETF (the “Fund”) (Formerly known as iShares ESG Aware Moderate Allocation ETF) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware 40/60 Moderate Allocation ETF	$5Footnote Reference(a)	0.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 5	[2]
Expense Ratio, Percent	0.05%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 7.74%.

  For the same period, the Bloomberg U.S. Universal Index returned 4.00% and the MSCI All Country World Index (Net) returned 15.87%.

What contributed to performance?

U.S.  equities were the largest contributor to the Fund’s return during the reporting period. In particular, semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions. Additionally, systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. International developed stocks, particularly in Germany, gained amid optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense spending.

In the fixed-income segment, U.S.-denominated investment-grade bonds also provided a meaningful contribution, especially among financial issuers.

What detracted from performance?

During the reporting period, there were no meaningful detractors from the Fund’s return.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: June 12, 2020 through July 31, 2025

Initial Investment of $10,000

	Fund	Bloomberg U.S. Universal Index	MSCI All Country World Index (Net)	BlackRock ESG Aware Moderate Allocation Index	S&P Target Risk Moderate Index
Jun 20	$10,103	$10,039	$10,171	$10,105	$10,085
Jul 20	$10,402	$10,216	$10,708	$10,406	$10,380
Aug 20	$10,629	$10,157	$11,364	$10,630	$10,595
Sep 20	$10,470	$10,139	$10,998	$10,471	$10,459
Oct 20	$10,348	$10,102	$10,730	$10,349	$10,345
Nov 20	$10,915	$10,234	$12,053	$10,920	$10,893
Dec 20	$11,135	$10,269	$12,612	$11,143	$11,132
Jan 21	$11,095	$10,205	$12,555	$11,105	$11,080
Feb 21	$11,115	$10,073	$12,846	$11,124	$11,116
Mar 21	$11,203	$9,956	$13,189	$11,213	$11,221
Apr 21	$11,422	$10,040	$13,766	$11,434	$11,463
May 21	$11,510	$10,078	$13,980	$11,521	$11,556
Jun 21	$11,631	$10,151	$14,164	$11,641	$11,654
Jul 21	$11,729	$10,253	$14,262	$11,742	$11,766
Aug 21	$11,838	$10,247	$14,619	$11,850	$11,869
Sep 21	$11,563	$10,159	$14,015	$11,578	$11,603
Oct 21	$11,813	$10,151	$14,730	$11,828	$11,837
Nov 21	$11,704	$10,163	$14,375	$11,719	$11,741
Dec 21	$11,886	$10,156	$14,950	$11,905	$11,924
Jan 22	$11,471	$9,934	$14,216	$11,487	$11,568
Feb 22	$11,249	$9,798	$13,849	$11,265	$11,349
Mar 22	$11,143	$9,535	$14,149	$11,159	$11,264
Apr 22	$10,513	$9,180	$13,016	$10,526	$10,664
May 22	$10,579	$9,230	$13,032	$10,592	$10,724
Jun 22	$10,132	$9,046	$11,933	$10,142	$10,252
Jul 22	$10,580	$9,273	$12,766	$10,593	$10,698
Aug 22	$10,209	$9,032	$12,296	$10,221	$10,333
Sep 22	$9,567	$8,643	$11,119	$9,577	$9,706
Oct 22	$9,717	$8,548	$11,790	$9,728	$9,894
Nov 22	$10,269	$8,867	$12,705	$10,283	$10,474
Dec 22	$10,010	$8,837	$12,205	$10,022	$10,205
Jan 23	$10,523	$9,111	$13,080	$10,536	$10,710
Feb 23	$10,220	$8,887	$12,705	$10,231	$10,414
Mar 23	$10,500	$9,095	$13,097	$10,513	$10,694
Apr 23	$10,584	$9,151	$13,285	$10,597	$10,795
May 23	$10,469	$9,056	$13,143	$10,482	$10,675
Jun 23	$10,684	$9,042	$13,906	$10,698	$10,923
Jul 23	$10,843	$9,051	$14,415	$10,857	$11,080
Aug 23	$10,674	$8,996	$14,012	$10,688	$10,918
Sep 23	$10,313	$8,782	$13,432	$10,326	$10,582
Oct 23	$10,096	$8,650	$13,029	$10,108	$10,375
Nov 23	$10,735	$9,039	$14,231	$10,749	$11,007
Dec 23	$11,193	$9,382	$14,915	$11,210	$11,471
Jan 24	$11,177	$9,360	$15,002	$11,194	$11,499
Feb 24	$11,293	$9,247	$15,646	$11,311	$11,598
Mar 24	$11,501	$9,338	$16,137	$11,520	$11,824
Apr 24	$11,153	$9,120	$15,605	$11,171	$11,500
May 24	$11,470	$9,271	$16,238	$11,490	$11,824
Jun 24	$11,625	$9,356	$16,600	$11,646	$11,955
Jul 24	$11,884	$9,568	$16,868	$11,906	$12,213
Aug 24	$12,093	$9,709	$17,296	$12,117	$12,430
Sep 24	$12,304	$9,842	$17,698	$12,329	$12,637
Oct 24	$12,002	$9,619	$17,301	$12,026	$12,359
Nov 24	$12,291	$9,720	$17,948	$12,317	$12,631
Dec 24	$12,021	$9,573	$17,523	$12,046	$12,386
Jan 25	$12,215	$9,631	$18,111	$12,241	$12,578
Feb 25	$12,325	$9,830	$18,002	$12,352	$12,704
Mar 25	$12,133	$9,828	$17,291	$12,159	$12,520
Apr 25	$12,166	$9,863	$17,452	$12,193	$12,589
May 25	$12,407	$9,813	$18,455	$12,435	$12,851
Jun 25	$12,766	$9,966	$19,284	$12,796	$13,205
Jul 25	$12,803	$9,951	$19,545	$12,833	$13,251

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	7.74%	4.24%	4.93%
Bloomberg U.S. Universal Index...
	4.00	(0.52)	(0.10)
MSCI All Country World Index (Net)...
	15.87	12.79	13.95
BlackRock ESG Aware Moderate Allocation Index...
	7.79	4.28	4.98
S&P Target Risk Moderate Index...
	8.50	5.00	5.64

Performance Inception Date	Jun. 12, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 6,473,488
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 3,360
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$6,473,488
Number of Portfolio Holdings...
6
Net Investment Advisory Fees...
$3,360
Portfolio Turnover Rate...
5%

Holdings [Text Block]

Portfolio composition

All holdings

Asset Class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
56.8%
Domestic Equity...
29.9
International Equity...
13.3
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares ESG Aware U.S. Aggregate Bond ETF...
56.8%
iShares ESG Aware MSCI USA ETF...
27.4
iShares ESG Aware MSCI EAFE ETF...
8.9
iShares ESG Aware MSCI EM ETF...
4.4
iShares ESG Aware MSCI USA Small-Cap ETF...
2.5
Footnote	Description
Footnote(a)	Excludes money market funds.

C000219701
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware 60/40 Balanced Allocation ETF
Trading Symbol	EAOR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Aware 60/40 Balanced Allocation ETF (the “Fund”) (Formerly known as iShares ESG Aware Growth Allocation ETF) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware 60/40 Balanced Allocation ETF	$4Footnote Reference(a)	0.04%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 4	[3]
Expense Ratio, Percent	0.04%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 9.96%.

  For the same period, the MSCI All Country World Index (Net) returned 15.87% and the Bloomberg U.S. Universal Index returned 4.00%.

What contributed to performance?

U.S.  equities were the largest contributor to the Fund’s return during the reporting period. In particular, semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions. Additionally, systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. International developed stocks, particularly in Germany, gained amid optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense spending.

In the fixed-income segment, U.S.-denominated investment-grade bonds also provided a meaningful contribution, especially among financial issuers.

What detracted from performance?

During the reporting period, there were no meaningful detractors from the Fund’s return.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: June 12, 2020 through July 31, 2025

Initial Investment of $10,000

	Fund	MSCI All Country World Index (Net)	Bloomberg U.S. Universal Index	BlackRock ESG Aware Balanced Allocation Index	S&P Target Risk Balanced Index
Jun 20	$10,131	$10,171	$10,039	$10,131	$10,102
Jul 20	$10,508	$10,708	$10,216	$10,512	$10,467
Aug 20	$10,878	$11,364	$10,157	$10,884	$10,820
Sep 20	$10,652	$10,998	$10,139	$10,656	$10,621
Oct 20	$10,500	$10,730	$10,102	$10,504	$10,465
Nov 20	$11,314	$12,053	$10,234	$11,320	$11,243
Dec 20	$11,649	$12,612	$10,269	$11,659	$11,587
Jan 21	$11,629	$12,555	$10,205	$11,639	$11,539
Feb 21	$11,745	$12,846	$10,073	$11,753	$11,677
Mar 21	$11,922	$13,189	$9,956	$11,932	$11,884
Apr 21	$12,243	$13,766	$10,040	$12,254	$12,220
May 21	$12,367	$13,980	$10,078	$12,380	$12,359
Jun 21	$12,512	$14,164	$10,151	$12,525	$12,467
Jul 21	$12,592	$14,262	$10,253	$12,617	$12,583
Aug 21	$12,786	$14,619	$10,247	$12,801	$12,753
Sep 21	$12,411	$14,015	$10,159	$12,428	$12,389
Oct 21	$12,806	$14,730	$10,151	$12,825	$12,769
Nov 21	$12,616	$14,375	$10,163	$12,634	$12,599
Dec 21	$12,908	$14,950	$10,156	$12,926	$12,904
Jan 22	$12,392	$14,216	$9,934	$12,410	$12,457
Feb 22	$12,100	$13,849	$9,798	$12,119	$12,182
Mar 22	$12,097	$14,149	$9,535	$12,116	$12,202
Apr 22	$11,308	$13,016	$9,180	$11,325	$11,449
May 22	$11,367	$13,032	$9,230	$11,385	$11,524
Jun 22	$10,741	$11,933	$9,046	$10,754	$10,867
Jul 22	$11,320	$12,766	$9,273	$11,335	$11,437
Aug 22	$10,896	$12,296	$9,032	$10,911	$11,013
Sep 22	$10,090	$11,119	$8,643	$10,102	$10,221
Oct 22	$10,409	$11,790	$8,548	$10,423	$10,571
Nov 22	$11,089	$12,705	$8,867	$11,105	$11,286
Dec 22	$10,727	$12,205	$8,837	$10,741	$10,933
Jan 23	$11,371	$13,080	$9,111	$11,386	$11,570
Feb 23	$11,032	$12,705	$8,887	$11,045	$11,231
Mar 23	$11,338	$13,097	$9,095	$11,352	$11,541
Apr 23	$11,441	$13,285	$9,151	$11,456	$11,676
May 23	$11,320	$13,143	$9,056	$11,335	$11,535
Jun 23	$11,696	$13,906	$9,042	$11,713	$11,938
Jul 23	$11,956	$14,415	$9,051	$11,974	$12,193
Aug 23	$11,715	$14,012	$8,996	$11,732	$11,958
Sep 23	$11,273	$13,432	$8,782	$11,288	$11,541
Oct 23	$11,005	$13,029	$8,650	$11,019	$11,281
Nov 23	$11,804	$14,231	$9,039	$11,821	$12,069
Dec 23	$12,342	$14,915	$9,382	$12,361	$12,615
Jan 24	$12,332	$15,002	$9,360	$12,351	$12,638
Feb 24	$12,603	$15,646	$9,247	$12,623	$12,895
Mar 24	$12,895	$16,137	$9,338	$12,916	$13,210
Apr 24	$12,475	$15,605	$9,120	$12,495	$12,812
May 24	$12,900	$16,238	$9,271	$12,922	$13,255
Jun 24	$13,105	$16,600	$9,356	$13,129	$13,423
Jul 24	$13,387	$16,868	$9,568	$13,411	$13,703
Aug 24	$13,645	$17,296	$9,709	$13,671	$13,975
Sep 24	$13,909	$17,698	$9,842	$13,935	$14,231
Oct 24	$13,574	$17,301	$9,619	$13,600	$13,912
Nov 24	$13,993	$17,948	$9,720	$14,021	$14,288
Dec 24	$13,652	$17,523	$9,573	$13,678	$13,968
Jan 25	$13,940	$18,111	$9,631	$13,967	$14,257
Feb 25	$13,981	$18,002	$9,830	$14,009	$14,337
Mar 25	$13,648	$17,291	$9,828	$13,675	$14,038
Apr 25	$13,687	$17,452	$9,863	$13,713	$14,119
May 25	$14,134	$18,455	$9,813	$14,162	$14,582
Jun 25	$14,638	$19,284	$9,966	$14,668	$15,081
Jul 25	$14,720	$19,545	$9,951	$14,751	$15,168

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	9.96%	6.97%	7.82%
MSCI All Country World Index (Net)...
	15.87	12.79	13.95
Bloomberg U.S. Universal Index...
	4.00	(0.52)	(0.10)
BlackRock ESG Aware Balanced Allocation Index...
	9.99	7.01	7.87
S&P Target Risk Balanced Index...
	10.69	7.70	8.45

Performance Inception Date	Jun. 12, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 22,526,425
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 7,813
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$22,526,425
Number of Portfolio Holdings...
6
Net Investment Advisory Fees...
$7,813
Portfolio Turnover Rate...
4%

Holdings [Text Block]

Portfolio composition

All holdings

Asset Class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
43.6%
Domestic Fixed Income...
36.9
International Equity...
19.5
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares ESG Aware MSCI USA ETF...
40.0%
iShares ESG Aware U.S. Aggregate Bond ETF...
36.9
iShares ESG Aware MSCI EAFE ETF...
13.0
iShares ESG Aware MSCI EM ETF...
6.4
iShares ESG Aware MSCI USA Small-Cap ETF...
3.7
Footnote	Description
Footnote(a)	Excludes money market funds.

C000219702
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware 80/20 Aggressive Allocation ETF
Trading Symbol	EAOA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Aware 80/20 Aggressive Allocation ETF (the “Fund”) (Formerly known as iShares ESG Aware Aggressive Allocation ETF) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware 80/20 Aggressive Allocation ETF	$2Footnote Reference(a)	0.02%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 2	[4]
Expense Ratio, Percent	0.02%	[4]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 12.13%.

  For the same period, the MSCI All Country World Index (Net) returned 15.87% and the Bloomberg U.S. Universal Index returned 4.00%.

What contributed to performance?

U.S. equities were the largest contributor to the Fund’s return during the reporting period. In particular, semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions. Additionally, systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. International developed stocks also contributed. German stocks were driven by strong corporate earnings from global-facing companies and optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense, which supported firms in the country’s industrials space. Emerging-market equities also contributed, especially Chinese stocks, which benefited from the country’s historic stimulus efforts.

What detracted from performance?

There were no material detractors from the Fund’s return during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: June 12, 2020 through July 31, 2025

Initial Investment of $10,000

	Fund	MSCI All Country World Index (Net)	Bloomberg U.S. Universal Index	BlackRock ESG Aware Aggressive Allocation Index	S&P Target Risk Aggressive Index
Jun 20	$10,154	$10,171	$10,039	$10,157	$10,119
Jul 20	$10,610	$10,708	$10,216	$10,614	$10,551
Aug 20	$11,122	$11,364	$10,157	$11,128	$11,038
Sep 20	$10,828	$10,998	$10,139	$10,835	$10,777
Oct 20	$10,648	$10,730	$10,102	$10,654	$10,580
Nov 20	$11,718	$12,053	$10,234	$11,726	$11,598
Dec 20	$12,174	$12,612	$10,269	$12,186	$12,051
Jan 21	$12,174	$12,555	$10,205	$12,186	$12,008
Feb 21	$12,390	$12,846	$10,073	$12,399	$12,252
Mar 21	$12,662	$13,189	$9,956	$12,673	$12,565
Apr 21	$13,088	$13,766	$10,040	$13,100	$13,000
May 21	$13,256	$13,980	$10,078	$13,270	$13,190
Jun 21	$13,425	$14,164	$10,151	$13,441	$13,309
Jul 21	$13,509	$14,262	$10,253	$13,523	$13,428
Aug 21	$13,778	$14,619	$10,247	$13,794	$13,673
Sep 21	$13,287	$14,015	$10,159	$13,308	$13,201
Oct 21	$13,848	$14,730	$10,151	$13,870	$13,745
Nov 21	$13,566	$14,375	$10,163	$13,585	$13,489
Dec 21	$13,974	$14,950	$10,156	$13,998	$13,933
Jan 22	$13,349	$14,216	$9,934	$13,372	$13,384
Feb 22	$12,981	$13,849	$9,798	$13,002	$13,047
Mar 22	$13,099	$14,149	$9,535	$13,120	$13,188
Apr 22	$12,132	$13,016	$9,180	$12,151	$12,264
May 22	$12,184	$13,032	$9,230	$12,203	$12,355
Jun 22	$11,354	$11,933	$9,046	$11,367	$11,489
Jul 22	$12,081	$12,766	$9,273	$12,096	$12,199
Aug 22	$11,600	$12,296	$9,032	$11,614	$11,709
Sep 22	$10,608	$11,119	$8,643	$10,620	$10,733
Oct 22	$11,124	$11,790	$8,548	$11,138	$11,268
Nov 22	$11,944	$12,705	$8,867	$11,959	$12,132
Dec 22	$11,467	$12,205	$8,837	$11,480	$11,685
Jan 23	$12,255	$13,080	$9,111	$12,269	$12,468
Feb 23	$11,878	$12,705	$8,887	$11,890	$12,083
Mar 23	$12,210	$13,097	$9,095	$12,223	$12,424
Apr 23	$12,337	$13,285	$9,151	$12,350	$12,598
May 23	$12,210	$13,143	$9,056	$12,222	$12,432
Jun 23	$12,771	$13,906	$9,042	$12,785	$13,012
Jul 23	$13,147	$14,415	$9,051	$13,162	$13,381
Aug 23	$12,824	$14,012	$8,996	$12,838	$13,062
Sep 23	$12,291	$13,432	$8,782	$12,303	$12,553
Oct 23	$11,966	$13,029	$8,650	$11,978	$12,234
Nov 23	$12,946	$14,231	$9,039	$12,961	$13,200
Dec 23	$13,572	$14,915	$9,382	$13,590	$13,835
Jan 24	$13,568	$15,002	$9,360	$13,585	$13,854
Feb 24	$14,021	$15,646	$9,247	$14,039	$14,294
Mar 24	$14,410	$16,137	$9,338	$14,429	$14,711
Apr 24	$13,907	$15,605	$9,120	$13,926	$14,231
May 24	$14,461	$16,238	$9,271	$14,482	$14,812
Jun 24	$14,726	$16,600	$9,356	$14,748	$15,023
Jul 24	$15,031	$16,868	$9,568	$15,054	$15,326
Aug 24	$15,345	$17,296	$9,709	$15,369	$15,662
Sep 24	$15,670	$17,698	$9,842	$15,694	$15,974
Oct 24	$15,301	$17,301	$9,619	$15,325	$15,608
Nov 24	$15,876	$17,948	$9,720	$15,902	$16,110
Dec 24	$15,452	$17,523	$9,573	$15,475	$15,702
Jan 25	$15,854	$18,111	$9,631	$15,877	$16,107
Feb 25	$15,807	$18,002	$9,830	$15,830	$16,128
Mar 25	$15,301	$17,291	$9,828	$15,323	$15,689
Apr 25	$15,344	$17,452	$9,863	$15,366	$15,785
May 25	$16,041	$18,455	$9,813	$16,065	$16,489
Jun 25	$16,717	$19,284	$9,966	$16,743	$17,159
Jul 25	$16,855	$19,545	$9,951	$16,881	$17,297

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	12.13%	9.70%	10.70%
MSCI All Country World Index (Net)...
	15.87	12.79	13.95
Bloomberg U.S. Universal Index...
	4.00	(0.52)	(0.10)
BlackRock ESG Aware Aggressive Allocation Index...
	12.14	9.73	10.74
S&P Target Risk Aggressive Index...
	12.86	10.39	11.26

Performance Inception Date	Jun. 12, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 30,858,733
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 6,505
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$30,858,733
Number of Portfolio Holdings...
6
Net Investment Advisory Fees...
$6,505
Portfolio Turnover Rate...
3%

Holdings [Text Block]

Portfolio composition

All holdings

Asset Class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
56.7%
International Equity...
25.3
Domestic Fixed Income...
18.0
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares ESG Aware MSCI USA ETF...
51.9%
iShares ESG Aware U.S. Aggregate Bond ETF...
18.0
iShares ESG Aware MSCI EAFE ETF...
16.9
iShares ESG Aware MSCI EM ETF...
8.4
iShares ESG Aware MSCI USA Small-Cap ETF...
4.8
Footnote	Description
Footnote(a)	Excludes money market funds.

C000171896
Shareholder Report [Line Items]
Fund Name	iShares MSCI USA Small-Cap Min Vol Factor ETF
Trading Symbol	SMMV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI USA Small-Cap Min Vol Factor ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Small-Cap Min Vol Factor ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 5.95%.

  For the same period, the MSCI USA Index returned 16.96% and the MSCI USA Small Cap Minimum Volatility Index returned 6.10%.

What contributed to performance?

Small-cap insurance stocks in the financials sector were leading contributors to the Fund’s return during the reporting period. Property and casualty names gained as they experienced growth in premiums, robust underwriting trends, operational efficiency, and record investment income. Also within the financials sector, firms that provide investment banking and brokerage services gained amid increased trading volume and volatility. The Utilities Sector, companies that provide electric utilities advanced due to strong customer growth and increased electricity demand.

What detracted from performance?

There were no material detractors to the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: September 7, 2016 through July 31, 2025

Initial Investment of $10,000

	Fund	MSCI USA Index	MSCI USA Small Cap Minimum Volatility Index
Sep 16	$9,789	$9,933	$9,786
Oct 16	$9,594	$9,744	$9,585
Nov 16	$10,096	$10,096	$10,098
Dec 16	$10,409	$10,285	$10,418
Jan 17	$10,461	$10,498	$10,468
Feb 17	$10,702	$10,910	$10,713
Mar 17	$10,798	$10,926	$10,811
Apr 17	$11,004	$11,044	$11,020
May 17	$11,048	$11,195	$11,060
Jun 17	$11,158	$11,265	$11,174
Jul 17	$11,251	$11,494	$11,269
Aug 17	$11,251	$11,532	$11,271
Sep 17	$11,466	$11,767	$11,488
Oct 17	$11,600	$12,037	$11,622
Nov 17	$11,978	$12,403	$12,006
Dec 17	$11,860	$12,537	$11,889
Jan 18	$12,032	$13,257	$12,063
Feb 18	$11,591	$12,770	$11,622
Mar 18	$11,865	$12,459	$11,900
Apr 18	$11,996	$12,509	$12,036
May 18	$12,487	$12,814	$12,529
Jun 18	$12,771	$12,901	$12,818
Jul 18	$12,960	$13,364	$13,014
Aug 18	$13,544	$13,807	$13,602
Sep 18	$13,487	$13,870	$13,549
Oct 18	$12,728	$12,907	$12,783
Nov 18	$12,996	$13,158	$13,059
Dec 18	$12,036	$11,973	$12,095
Jan 19	$12,891	$12,958	$12,959
Feb 19	$13,323	$13,391	$13,395
Mar 19	$13,411	$13,639	$13,484
Apr 19	$13,731	$14,186	$13,809
May 19	$13,340	$13,289	$13,420
Jun 19	$13,931	$14,222	$14,017
Jul 19	$14,245	$14,442	$14,338
Aug 19	$14,236	$14,191	$14,335
Sep 19	$14,360	$14,443	$14,461
Oct 19	$14,511	$14,758	$14,612
Nov 19	$14,771	$15,313	$14,873
Dec 19	$14,984	$15,762	$15,088
Jan 20	$14,904	$15,792	$15,017
Feb 20	$13,633	$14,505	$13,736
Mar 20	$10,962	$12,665	$11,051
Apr 20	$11,908	$14,331	$11,997
May 20	$12,357	$15,076	$12,454
Jun 20	$12,317	$15,420	$12,418
Jul 20	$12,716	$16,336	$12,828
Aug 20	$13,035	$17,562	$13,154
Sep 20	$12,463	$16,907	$12,578
Oct 20	$12,583	$16,467	$12,699
Nov 20	$13,736	$18,372	$13,863
Dec 20	$14,527	$19,130	$14,660
Jan 21	$14,844	$18,953	$14,982
Feb 21	$15,381	$19,447	$15,525
Mar 21	$15,834	$20,179	$15,987
Apr 21	$16,393	$21,277	$16,555
May 21	$16,273	$21,380	$16,437
Jun 21	$16,387	$21,975	$16,550
Jul 21	$16,361	$22,494	$16,520
Aug 21	$16,663	$23,158	$16,839
Sep 21	$16,065	$22,065	$16,234
Oct 21	$16,485	$23,604	$16,657
Nov 21	$16,056	$23,366	$16,228
Dec 21	$16,956	$24,290	$17,142
Jan 22	$15,849	$22,914	$16,024
Feb 22	$15,724	$22,243	$15,899
Mar 22	$16,186	$23,025	$16,365
Apr 22	$15,376	$20,938	$15,545
May 22	$15,312	$20,892	$15,484
Jun 22	$14,891	$19,163	$15,061
Jul 22	$15,678	$20,950	$15,859
Aug 22	$15,120	$20,129	$15,291
Sep 22	$13,983	$18,262	$14,141
Oct 22	$15,191	$19,712	$15,365
Nov 22	$15,905	$20,785	$16,083
Dec 22	$15,280	$19,563	$15,461
Jan 23	$15,936	$20,850	$16,113
Feb 23	$15,766	$20,352	$15,951
Mar 23	$15,404	$21,075	$15,581
Apr 23	$15,324	$21,342	$15,498
May 23	$14,688	$21,481	$14,855
Jun 23	$15,263	$22,914	$15,434
Jul 23	$15,660	$23,702	$15,839
Aug 23	$15,289	$23,303	$15,463
Sep 23	$14,782	$22,210	$14,952
Oct 23	$14,521	$21,699	$14,689
Nov 23	$15,274	$23,745	$15,451
Dec 23	$16,039	$24,864	$16,227
Jan 24	$15,910	$25,251	$16,100
Feb 24	$16,413	$26,606	$16,610
Mar 24	$16,909	$27,452	$17,113
Apr 24	$16,292	$26,319	$16,493
May 24	$16,919	$27,576	$17,130
Jun 24	$16,877	$28,562	$17,088
Jul 24	$18,085	$28,921	$18,321
Aug 24	$18,356	$29,618	$18,596
Sep 24	$18,570	$30,256	$18,819
Oct 24	$18,588	$30,032	$18,842
Nov 24	$20,185	$31,912	$20,466
Dec 24	$18,983	$31,100	$19,248
Jan 25	$19,337	$32,047	$19,607
Feb 25	$19,232	$31,542	$19,496
Mar 25	$19,076	$29,696	$19,342
Apr 25	$18,942	$29,544	$19,214
May 25	$19,319	$31,451	$19,595
Jun 25	$19,406	$33,069	$19,686
Jul 25	$19,162	$33,826	$19,438

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	5.95%	8.55%	7.58%
MSCI USA Index...
	16.96	15.67	14.68
MSCI USA Small Cap Minimum Volatility Index...
	6.10	8.67	7.76

Performance Inception Date	Sep. 07, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 325,501,337
Holdings Count | Holding	309
Advisory Fees Paid, Amount	$ 640,866
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$325,501,337
Number of Portfolio Holdings...
309
Net Investment Advisory Fees...
$640,866
Portfolio Turnover Rate...
43%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Health Care...
16.0%
Industrials...
14.5
Financials...
12.4
Consumer Staples...
9.6
Real Estate...
8.1
Information Technology...
8.0
Consumer Discretionary...
7.9
Utilities...
7.9
Communication Services...
6.8
Materials...
4.8
Energy...
4.0
Security	Percent of Total InvestmentsFootnote Reference(a)
Ensign Group, Inc. (The)...
1.6%
Pinnacle West Capital Corp...
1.5
AptarGroup, Inc...
1.5
Agree Realty Corp...
1.5
Old Republic International Corp...
1.5
Omega Healthcare Investors, Inc...
1.4
IDACORP, Inc...
1.4
Royal Gold, Inc...
1.3
OGE Energy Corp...
1.3
Ingredion, Inc...
1.2
Footnote	Description
Footnote(a)	Excludes money market funds.

C000153271
Shareholder Report [Line Items]
Fund Name	iShares U.S. Equity Factor ETF
Trading Symbol	LRGF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Equity Factor ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Equity Factor ETF	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 17.48%.

  For the same period, the S&P Total Markets Index returned 15.73% and the STOXX U.S. Equity Factor Index (Spliced) returned 17.56%.

What contributed to performance?

During the reporting period, stocks in the information technology sector were the leading contributors to the Fund’s return. Semiconductor stocks gained amid continued demand for artificial intelligence (“AI”), and generative AI, data center expansions, and continued innovation in chips and network solutions. Systems software firms benefited from strong demand in cloud-delivered businesses, including cybersecurity, and increasing adoption of AI technologies, while application software companies, spanning chip designers and industrial and financial software innovators, contributed as they accelerated their AI-driven monetization through AI-native tools and platform enhancements. Capital markets firms in the financials sector were also notable contributors, benefiting from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. Finally, broadline retail companies in the consumer discretionary sector were supported by continued positive e-commerce growth and the use of AI-powered tools to improve efficiency

What detracted from performance?

U.S. healthcare stocks were modest detractors from the Fund’s return during the reporting period, pressured by increasing regulatory scrutiny and policy upheaval. Managed healthcare firms faced additional challenges due to rising utilization and medical costs, as well as changes in reimbursement levels.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial Investment of $10,000

	Fund	S&P Total Market Index	STOXX U.S. Equity Factor Index (Spliced)
Aug 15	$9,408	$9,400	$9,410
Sep 15	$9,202	$9,123	$9,204
Oct 15	$9,769	$9,841	$9,771
Nov 15	$9,757	$9,896	$9,764
Dec 15	$9,573	$9,696	$9,583
Jan 16	$9,021	$9,145	$9,031
Feb 16	$9,117	$9,142	$9,131
Mar 16	$9,767	$9,786	$9,788
Apr 16	$9,683	$9,846	$9,701
May 16	$9,755	$10,023	$9,779
Jun 16	$9,766	$10,042	$9,792
Jul 16	$10,092	$10,442	$10,125
Aug 16	$10,153	$10,470	$10,187
Sep 16	$10,197	$10,489	$10,234
Oct 16	$10,010	$10,259	$10,047
Nov 16	$10,626	$10,714	$10,667
Dec 16	$10,855	$10,923	$10,894
Jan 17	$11,079	$11,135	$11,122
Feb 17	$11,477	$11,546	$11,523
Mar 17	$11,405	$11,555	$11,454
Apr 17	$11,495	$11,676	$11,543
May 17	$11,703	$11,794	$11,753
Jun 17	$11,768	$11,903	$11,823
Jul 17	$11,986	$12,128	$12,044
Aug 17	$11,969	$12,150	$12,025
Sep 17	$12,337	$12,447	$12,398
Oct 17	$12,695	$12,717	$12,760
Nov 17	$13,177	$13,102	$13,245
Dec 17	$13,162	$13,234	$13,237
Jan 18	$13,700	$13,937	$13,779
Feb 18	$13,183	$13,420	$13,260
Mar 18	$13,092	$13,154	$13,174
Apr 18	$13,150	$13,201	$13,229
May 18	$13,420	$13,574	$13,503
Jun 18	$13,330	$13,664	$13,416
Jul 18	$13,768	$14,121	$13,856
Aug 18	$14,173	$14,612	$14,269
Sep 18	$14,077	$14,635	$14,175
Oct 18	$13,026	$13,551	$13,118
Nov 18	$13,135	$13,822	$13,229
Dec 18	$11,874	$12,533	$11,957
Jan 19	$12,923	$13,613	$13,019
Feb 19	$13,282	$14,091	$13,381
Mar 19	$13,284	$14,293	$13,388
Apr 19	$13,695	$14,862	$13,805
May 19	$12,654	$13,903	$12,757
Jun 19	$13,662	$14,878	$13,781
Jul 19	$13,821	$15,096	$13,945
Aug 19	$13,460	$14,792	$13,581
Sep 19	$13,810	$15,047	$13,938
Oct 19	$14,187	$15,366	$14,319
Nov 19	$14,680	$15,947	$14,818
Dec 19	$14,987	$16,406	$15,135
Jan 20	$14,804	$16,386	$14,953
Feb 20	$13,591	$15,045	$13,730
Mar 20	$11,566	$12,968	$11,684
Apr 20	$12,917	$14,687	$13,048
May 20	$13,603	$15,475	$13,745
Jun 20	$13,654	$15,832	$13,798
Jul 20	$14,304	$16,726	$14,457
Aug 20	$15,012	$17,928	$15,173
Sep 20	$14,638	$17,269	$14,798
Oct 20	$14,484	$16,901	$14,643
Nov 20	$15,957	$18,966	$16,134
Dec 20	$16,674	$19,817	$16,863
Jan 21	$16,709	$19,753	$16,904
Feb 21	$17,143	$20,386	$17,346
Mar 21	$17,998	$21,095	$18,214
Apr 21	$18,667	$22,179	$18,893
May 21	$18,867	$22,279	$19,103
Jun 21	$19,027	$22,844	$19,270
Jul 21	$19,387	$23,237	$19,639
Aug 21	$19,915	$23,902	$20,177
Sep 21	$18,772	$22,817	$19,017
Oct 21	$19,904	$24,349	$20,165
Nov 21	$19,583	$23,990	$19,846
Dec 21	$20,818	$24,902	$21,101
Jan 22	$19,593	$23,407	$19,864
Feb 22	$19,271	$22,818	$19,539
Mar 22	$19,952	$23,558	$20,233
Apr 22	$18,556	$21,433	$18,819
May 22	$18,629	$21,390	$18,894
Jun 22	$17,076	$19,591	$17,315
Jul 22	$18,692	$21,429	$18,955
Aug 22	$18,016	$20,619	$18,270
Sep 22	$16,404	$18,697	$16,636
Oct 22	$17,789	$20,223	$18,042
Nov 22	$18,795	$21,291	$19,062
Dec 22	$17,743	$20,039	$17,995
Jan 23	$18,879	$21,436	$19,149
Feb 23	$18,487	$20,940	$18,751
Mar 23	$18,943	$21,491	$19,215
Apr 23	$19,088	$21,706	$19,363
May 23	$19,133	$21,800	$19,409
Jun 23	$20,449	$23,294	$20,746
Jul 23	$21,139	$24,133	$21,448
Aug 23	$20,816	$23,660	$21,123
Sep 23	$19,952	$22,528	$20,248
Oct 23	$19,458	$21,921	$19,748
Nov 23	$21,206	$23,978	$21,525
Dec 23	$22,318	$25,261	$22,655
Jan 24	$22,735	$25,540	$23,080
Feb 24	$24,075	$26,928	$24,442
Mar 24	$24,999	$27,799	$25,383
Apr 24	$23,888	$26,573	$24,257
May 24	$25,161	$27,834	$25,551
Jun 24	$25,923	$28,699	$26,327
Jul 24	$26,294	$29,227	$26,706
Aug 24	$26,879	$29,852	$27,303
Sep 24	$27,468	$30,467	$27,903
Oct 24	$27,292	$30,250	$27,728
Nov 24	$29,208	$32,265	$29,678
Dec 24	$28,277	$31,292	$28,732
Jan 25	$29,261	$32,251	$29,735
Feb 25	$28,975	$31,642	$29,447
Mar 25	$27,180	$29,768	$27,622
Apr 25	$27,119	$29,564	$27,561
May 25	$28,788	$31,458	$29,256
Jun 25	$30,222	$33,069	$30,718
Jul 25	$30,890	$33,824	$31,397

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	17.48%	16.65%	11.94%
S&P Total Market Index...
	15.73	15.12	12.96
STOXX U.S. Equity Factor Index (Spliced)...
	17.56	16.78	12.12

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 2,699,850,373
Holdings Count | Holding	289
Advisory Fees Paid, Amount	$ 1,850,963
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$2,699,850,373
Number of Portfolio Holdings...
289
Net Investment Advisory Fees...
$1,850,963
Portfolio Turnover Rate...
20%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
34.3%
Financials...
13.7
Consumer Discretionary...
12.1
Health Care...
9.4
Industrials...
7.6
Communication Services...
7.4
Consumer Staples...
6.2
Energy...
2.9
Utilities...
2.5
Materials...
2.2
Real Estate...
1.7
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
7.5%
Microsoft Corp...
6.5
Apple, Inc...
5.4
Amazon.com, Inc...
3.4
Meta Platforms, Inc., Class A...
2.8
Broadcom, Inc...
2.7
JPMorgan Chase & Co...
1.8
Alphabet, Inc., Class C, NVS...
1.6
Visa, Inc., Class A...
1.4
Booking Holdings, Inc...
1.1
Footnote	Description
Footnote(a)	Excludes money market funds.

C000153272
Shareholder Report [Line Items]
Fund Name	iShares U.S. Small-Cap Equity Factor ETF
Trading Symbol	SMLF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Small-Cap Equity Factor ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Small-Cap Equity Factor ETF	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 7.03%.

  For the same period, the S&P Total Market Index returned 15.73% and the STOXX U.S. Small-Cap Equity Factor Index (Spliced) returned 7.20%.

What contributed to performance?

During the reporting period, small-cap stocks in the information technology sector led contributors. Application software firms, particularly those with subscription and transaction-based models, gained as investor appetite for high-growth technology increased, further helped by artificial-intelligence (“AI”) growth tailwinds. In the industrials sector, construction and engineering firms gained due to their integral role in the development and maintenance of AI centers. Aerospace and defense firms that provide satellites, spacecraft, and video surveillance tools, gained amid rising geopolitical tensions, which have increased government support for defense spending. In the financials sector, investment banking and brokerage companies benefited from increased trading activity as well as strength in advisory solutions and underwriting.

What detracted from performance?

Stocks in the materials sector were a modest detractor from the Fund’s return during the reporting period. Chemicals firms faced pressure due to weak demand in key manufacturing sectors, overcapacity, rising costs, and tariff uncertainty.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial Investment of $10,000

	Fund	S&P Total Market Index	STOXX U.S. Small-Cap Equity Factor Index (Spliced)
Aug 15	$9,499	$9,400	$9,499
Sep 15	$9,252	$9,123	$9,244
Oct 15	$9,692	$9,841	$9,684
Nov 15	$9,933	$9,896	$9,930
Dec 15	$9,553	$9,696	$9,551
Jan 16	$8,993	$9,145	$8,994
Feb 16	$9,035	$9,142	$9,037
Mar 16	$9,596	$9,786	$9,605
Apr 16	$9,596	$9,846	$9,602
May 16	$9,846	$10,023	$9,853
Jun 16	$9,843	$10,042	$9,856
Jul 16	$10,303	$10,442	$10,320
Aug 16	$10,368	$10,470	$10,391
Sep 16	$10,452	$10,489	$10,477
Oct 16	$10,153	$10,259	$10,173
Nov 16	$11,271	$10,714	$11,304
Dec 16	$11,702	$10,923	$11,759
Jan 17	$11,672	$11,135	$11,734
Feb 17	$11,764	$11,546	$11,837
Mar 17	$11,768	$11,555	$11,838
Apr 17	$11,937	$11,676	$12,011
May 17	$11,649	$11,794	$11,725
Jun 17	$11,983	$11,903	$12,056
Jul 17	$12,113	$12,128	$12,203
Aug 17	$11,927	$12,150	$12,022
Sep 17	$12,657	$12,447	$12,758
Oct 17	$12,906	$12,717	$13,010
Nov 17	$13,271	$13,102	$13,383
Dec 17	$13,113	$13,234	$13,230
Jan 18	$13,506	$13,937	$13,626
Feb 18	$12,910	$13,420	$13,021
Mar 18	$13,088	$13,154	$13,198
Apr 18	$13,012	$13,201	$13,123
May 18	$13,943	$13,574	$14,059
Jun 18	$14,013	$13,664	$14,133
Jul 18	$14,381	$14,121	$14,516
Aug 18	$15,024	$14,612	$15,178
Sep 18	$14,600	$14,635	$14,754
Oct 18	$13,308	$13,551	$13,450
Nov 18	$13,533	$13,822	$13,683
Dec 18	$12,042	$12,533	$12,171
Jan 19	$13,319	$13,613	$13,467
Feb 19	$13,908	$14,091	$14,066
Mar 19	$13,530	$14,293	$13,689
Apr 19	$14,037	$14,862	$14,205
May 19	$12,811	$13,903	$12,966
Jun 19	$13,638	$14,878	$13,808
Jul 19	$13,885	$15,096	$14,064
Aug 19	$13,251	$14,792	$13,423
Sep 19	$13,555	$15,047	$13,733
Oct 19	$13,912	$15,366	$14,097
Nov 19	$14,428	$15,947	$14,628
Dec 19	$14,671	$16,406	$14,875
Jan 20	$14,264	$16,386	$14,469
Feb 20	$12,828	$15,045	$13,022
Mar 20	$10,199	$12,968	$10,349
Apr 20	$11,452	$14,687	$11,623
May 20	$12,066	$15,475	$12,251
Jun 20	$12,277	$15,832	$12,479
Jul 20	$12,858	$16,726	$13,074
Aug 20	$13,202	$17,928	$13,427
Sep 20	$12,846	$17,269	$13,069
Oct 20	$13,111	$16,901	$13,343
Nov 20	$14,838	$18,966	$15,102
Dec 20	$15,880	$19,817	$16,167
Jan 21	$16,432	$19,753	$16,737
Feb 21	$17,402	$20,386	$17,729
Mar 21	$18,238	$21,095	$18,586
Apr 21	$18,686	$22,179	$19,050
May 21	$18,871	$22,279	$19,245
Jun 21	$19,099	$22,844	$19,483
Jul 21	$19,047	$23,237	$19,434
Aug 21	$19,500	$23,902	$19,903
Sep 21	$18,763	$22,817	$19,156
Oct 21	$19,689	$24,349	$20,105
Nov 21	$19,214	$23,990	$19,626
Dec 21	$20,097	$24,902	$20,533
Jan 22	$18,744	$23,407	$19,159
Feb 22	$19,043	$22,818	$19,469
Mar 22	$19,206	$23,558	$19,641
Apr 22	$17,902	$21,433	$18,312
May 22	$18,483	$21,390	$18,913
Jun 22	$16,551	$19,591	$16,939
Jul 22	$18,242	$21,429	$18,671
Aug 22	$17,613	$20,619	$18,030
Sep 22	$15,846	$18,697	$16,227
Oct 22	$17,875	$20,223	$18,310
Nov 22	$18,825	$21,291	$19,290
Dec 22	$17,683	$20,039	$18,124
Jan 23	$19,355	$21,436	$19,840
Feb 23	$19,087	$20,940	$19,571
Mar 23	$18,297	$21,491	$18,766
Apr 23	$18,008	$21,706	$18,471
May 23	$17,641	$21,800	$18,089
Jun 23	$19,242	$23,294	$19,733
Jul 23	$20,291	$24,133	$20,809
Aug 23	$19,626	$23,660	$20,129
Sep 23	$18,635	$22,528	$19,114
Oct 23	$17,495	$21,921	$17,947
Nov 23	$19,049	$23,978	$19,539
Dec 23	$21,166	$25,261	$21,713
Jan 24	$20,773	$25,540	$21,314
Feb 24	$22,042	$26,928	$22,621
Mar 24	$22,997	$27,799	$23,582
Apr 24	$21,538	$26,573	$22,089
May 24	$22,546	$27,834	$23,127
Jun 24	$22,158	$28,699	$22,729
Jul 24	$23,778	$29,227	$24,396
Aug 24	$23,647	$29,852	$24,265
Sep 24	$24,153	$30,467	$24,787
Oct 24	$23,963	$30,250	$24,597
Nov 24	$26,754	$32,265	$27,466
Dec 24	$24,682	$31,292	$25,342
Jan 25	$25,706	$32,251	$26,396
Feb 25	$24,315	$31,642	$24,969
Mar 25	$22,789	$29,768	$23,406
Apr 25	$22,390	$29,564	$22,998
May 25	$23,846	$31,458	$24,497
Jun 25	$24,953	$33,069	$25,639
Jul 25	$25,451	$33,824	$26,153

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	7.03%	14.63%	9.79%
S&P Total Market Index...
	15.73	15.12	12.96
STOXX U.S. Small-Cap Equity Factor Index (Spliced)...
	7.20	14.87	10.09

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 1,935,980,054
Holdings Count | Holding	865
Advisory Fees Paid, Amount	$ 2,323,025
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,935,980,054
Number of Portfolio Holdings...
865
Net Investment Advisory Fees...
$2,323,025
Portfolio Turnover Rate...
24%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
19.1%
Financials...
16.5
Consumer Discretionary...
15.0
Information Technology...
14.9
Health Care...
11.0
Real Estate...
5.9
Consumer Staples...
4.0
Materials...
3.9
Energy...
3.8
Communication Services...
3.1
Utilities...
2.8
Security	Percent of Total InvestmentsFootnote Reference(a)
EMCOR Group, Inc...
1.2%
Carvana Co., Class A...
1.0
Jabil, Inc...
0.8
Interactive Brokers Group, Inc., Class A...
0.7
Comfort Systems USA, Inc...
0.7
Williams-Sonoma, Inc...
0.6
Nutanix, Inc., Class A...
0.6
Tapestry, Inc...
0.6
Core & Main, Inc., Class A...
0.6
Evercore, Inc., Class A...
0.6
Footnote	Description
Footnote(a)	Excludes money market funds.

C000216288
Shareholder Report [Line Items]
Fund Name	iShares U.S. Tech Breakthrough Multisector ETF
Trading Symbol	TECB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Tech Breakthrough Multisector ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Tech Breakthrough Multisector ETF	$33	0.30%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 18.20%.

  For the same period, the ICE U.S. 3000 Index returned 15.58% and the NYSE FactSet U.S. Tech Breakthrough Index returned 18.56%.

What contributed to performance?

During the reporting period, software stocks in the information technology sector were the leading contributors to the Fund’s return. Systems software firms benefited from robust demand in cloud-delivered businesses, including cybersecurity, and increasing adoption of artificial intelligence (“AI”) technologies. Application software companies benefited from accelerated AI integration into their platforms. In particular, an application software company specializing in AI-enabled data analysis experienced strong growth across its government and commercial sectors. Additionally, semiconductor stocks gained amid unprecedented demand for AI and generative AI, data center expansions, and continued innovation in chips and network solutions. In the communications sector, media and entertainment stocks gained. Strong subscriber growth for a subscription-based streaming service was boosted by its efforts to stop password sharing and content strategy initiatives, while a social media provider operating several platforms saw gains due to a resurgence in advertising revenue.

What detracted from performance?

Select U.S. biotechnology and pharmaceutical stocks were modest detractors from the Fund’s return during the reporting period, pressured by increasing regulatory scrutiny and policy upheaval. These stocks suffered due to setbacks in clinical trials, shifts in government policy regarding vaccines, and patent protection expirations. Additionally, some established hardware and software providers underperformed as investors favored higher-growth segments within the technology sector, particularly those with clear ties to AI and cloud expansion.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: January 8, 2020 through July 31, 2025

Initial Investment of $10,000

	Fund	ICE U.S. 3000 Index	NYSE FactSet U.S. Tech Breakthrough Index
Jan 20	$10,087	$9,921	$10,089
Feb 20	$9,683	$-	$-
Mar 20	$8,984	$7,851	$8,989
Apr 20	$10,305	$8,892	$10,317
May 20	$11,132	$9,369	$11,146
Jun 20	$11,626	$9,593	$11,645
Jul 20	$12,273	$10,135	$12,299
Aug 20	$13,396	$10,869	$13,427
Sep 20	$12,815	$10,472	$12,848
Oct 20	$12,275	$10,248	$12,310
Nov 20	$13,575	$11,496	$13,619
Dec 20	$14,083	$12,018	$14,131
Jan 21	$14,147	$11,971	$14,197
Feb 21	$14,292	$12,347	$14,346
Mar 21	$14,184	$12,781	$14,241
Apr 21	$15,043	$13,444	$15,110
May 21	$14,907	$13,500	$14,974
Jun 21	$16,081	$13,849	$16,159
Jul 21	$16,535	$14,093	$16,622
Aug 21	$17,394	$14,495	$17,490
Sep 21	$16,507	$13,846	$16,603
Oct 21	$17,279	$14,774	$17,381
Nov 21	$17,179	$14,557	$17,291
Dec 21	$16,844	$15,121	$16,956
Jan 22	$15,118	$14,213	$15,222
Feb 22	$14,396	$13,856	$14,496
Mar 22	$14,675	$14,305	$14,781
Apr 22	$12,671	$13,009	$12,765
May 22	$12,401	$12,977	$12,495
Jun 22	$11,343	$11,893	$11,432
Jul 22	$12,449	$13,009	$12,550
Aug 22	$11,820	$12,530	$11,919
Sep 22	$10,545	$11,361	$10,634
Oct 22	$11,359	$12,293	$11,458
Nov 22	$11,935	$12,921	$12,044
Dec 22	$11,061	$12,162	$11,165
Jan 23	$12,440	$13,004	$12,560
Feb 23	$12,263	$12,696	$12,383
Mar 23	$13,457	$13,033	$13,593
Apr 23	$13,272	$13,165	$13,409
May 23	$14,518	$13,221	$14,672
Jun 23	$15,349	$14,125	$15,516
Jul 23	$15,970	$14,633	$16,147
Aug 23	$15,730	$14,345	$15,909
Sep 23	$14,831	$13,660	$15,003
Oct 23	$14,436	$13,299	$14,607
Nov 23	$16,440	$14,544	$16,577
Dec 23	$17,411	$15,319	$17,562
Jan 24	$18,208	$15,484	$18,371
Feb 24	$19,227	$16,312	$19,404
Mar 24	$19,442	$16,838	$19,625
Apr 24	$18,262	$16,102	$18,438
May 24	$19,232	$16,866	$19,423
Jun 24	$20,442	$17,401	$20,652
Jul 24	$19,936	$17,721	$20,143
Aug 24	$20,465	$18,097	$20,682
Sep 24	$20,867	$18,467	$21,093
Oct 24	$20,925	$18,323	$21,157
Nov 24	$22,352	$19,536	$22,606
Dec 24	$21,669	$18,946	$21,921
Jan 25	$22,448	$19,540	$22,715
Feb 25	$21,745	$19,159	$22,008
Mar 25	$19,956	$18,032	$20,202
Apr 25	$20,549	$17,907	$20,808
May 25	$21,880	$19,050	$22,162
Jun 25	$23,383	$20,025	$23,690
Jul 25	$23,565	$20,482	$23,881

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	18.20%	13.94%	16.66%
ICE U.S. 3000 Index...
	15.58	15.11	13.76
NYSE FactSet U.S. Tech Breakthrough Index...
	18.56	14.19	16.94

Performance Inception Date	Jan. 08, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 439,159,934
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 1,270,001
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$439,159,934
Number of Portfolio Holdings...
173
Net Investment Advisory Fees...
$1,270,001
Portfolio Turnover Rate...
15%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
56.9%
Communication Services...
13.0
Health Care...
11.9
Financials...
7.8
Consumer Discretionary...
6.5
Real Estate...
1.9
Industrials...
1.4
Energy...
0.6
Security	Percent of Total InvestmentsFootnote Reference(a)
Oracle Corp...
4.9%
NVIDIA Corp...
4.8
Palantir Technologies, Inc., Class A...
4.5
Microsoft Corp...
4.3
Meta Platforms, Inc., Class A...
4.2
Alphabet, Inc., Class A...
4.2
Amazon.com, Inc...
4.2
Apple, Inc...
3.9
Merck & Co., Inc...
3.8
Advanced Micro Devices, Inc...
3.7
Footnote	Description
Footnote(a)	Excludes money market funds.

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[2]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[3]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[4]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.